Profit per share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Profit for the period (A) (in millions of dollars)	$ 697	$ 1,699	$ 1,699	$ 1,586	$ 1,547	$ 1,141	$ 1,015	$ 1,225	$ 5,681	[1]	$ 4,928	[1]	$ 2,700	[1]
Weighted-average common shares outstanding (millions)
Weighted-average number of common shares outstanding (B)									652,600,000		645,000,000		631,500,000
Shares issuable on exercise of stock awards, net of shares assumed to be purchased out of proceeds at average market price									17,000,000		21,100,000		18,900,000
Average common shares outstanding for fully diluted computation (C)									669,600,000	[2]	666,100,000	[2]	650,400,000	[2]
Profit (loss) per share of common stock:
Assuming no dilution (A/B) (in dollars per share)	$ 1.07	$ 2.60	$ 2.60	$ 2.44	$ 2.39	$ 1.76	$ 1.57	$ 1.91	$ 8.71		$ 7.64		$ 4.28
Assuming full dilution (A/C) (in dollars per share)	$ 1.04	$ 2.54	$ 2.54	$ 2.37	$ 2.32	$ 1.71	$ 1.52	$ 1.84	$ 8.48	[2]	$ 7.40	[2]	$ 4.15	[2]
Shares outstanding as of December 31	655,000,000				647,500,000				655,000,000		647,500,000		638,800,000
Common shares under SARs and stock options not included in the computation of diluted earnings per share									6,066,777		2,902,533		5,228,763

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.